Offerings - Offering: 1	Feb. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	40,000,000
Proposed Maximum Offering Price per Unit	8.665
Maximum Aggregate Offering Price	$ 346,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,865.46
Offering Note	The Registrant previously registered securities having an aggregate offering price of up to $650,000,000 pursuant to a Registration Statement on Form S-3 (Registration No. 333-283034) (the "Prior Registration Statement"), filed with the Securities and Exchange Commission on November 6, 2024 and declared effective on December 4, 2024. The value sold under the Prior Registration Statement was $173,118,567.46. Pursuant to Rule 457(p), $73,010.55 of the registration fee previously paid in connection with the Prior Registration Statement remains available to be applied to the fees payable in connection with offerings under the Current Registration Statement, $47,865.46 of which shall be applied to the fee due in connection with this offering. The Prior Registration Statement included equity, debt and other securities, including Common Stock, par value $0.01 per share, Preferred Stock, par value $0.01 per share, Depositary Shares, Debt Securities, Warrants, Rights and Units.